STOCKHOLDERS’ EQUITY - Dividends Declared and Paid (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		3 Months Ended		6 Months Ended
	May 24, 2023	May 17, 2023	Mar. 06, 2023	Mar. 14, 2022	Apr. 30, 2023	Jan. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Equity [Abstract]
Cash dividend paid (in USD per share)	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08
Dividends							$ (7,687)	$ (7,623)	$ (15,377)	$ (15,230)